ACQUISITION OF BUSINESSES - Industrials, Schoeller Allibert Group B.V. (Schoeller Allibert) (Details) - Industrials - Schoeller Allibert $ in Millions	May 15, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	14.00%
Consideration transferred, acquisition-date fair value	$ 45
Percentage of voting equity interests acquired	52.00%
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%